As filed with the Securities and Exchange Commission on March 18, 2011

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

(Check appropriate box or boxes.)

Grail Advisors ETF Trust

(Exact name of registrant as specified in charter)

One Ferry Building

Suite 255

San Francisco, CA 94111

(Address of principal executive offices)

Registrant’s telephone number, including area code: (415) 677-5870

With a copy to:
William M. Thomas One Ferry Building Suite 255 San Francisco, CA 94111 (Name and address of agent for service)	Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006 Telephone: (202) 778-9475

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 17th day of March 2011.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas		Trustee and Principal Executive Officer	March 17, 2011

William M. Thomas

/s/ Bryan M. Hiser		Principal Financial Officer	March 17, 2011

Bryan M. Hiser

/s/ Charles H. Salisbury*		Trustee	March 17, 2011

Charles H. Salisbury

/s/ Dennis G. Schmal*		Trustee	March 17, 2011

Dennis G. Schmal

* By:	/s/ Kurt J. Decko

Pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase